Stock-Based Compensation (Restricted Stock Units) (Details) - Restricted stock units - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Non-vested balance at beginning of period (shares)	1,461,910	1,299,985	233,691
Granted (shares)	357,058	310,209	1,325,134
Vested (shares)	(385,454)	(134,767)	(152,220)
Canceled and forfeited (shares)	(143,064)	(13,517)	(106,620)
Non-vested balance at end of period (shares)	1,290,450	1,461,910	1,299,985
Weighted — Average Grant-Date Fair Value per Share
Non-vested balance at beginning of period (in usd per share)	$ 17.68	$ 16.36	$ 17.21
Granted (in usd per share)	28.06	22.97	16.11
Vested (in usd per share)	17.36	15.78	15.25
Canceled and forfeited (in usd per share)	18.89	17.24	18.46
Non-vested balance at end of period (in usd per share)	$ 20.52	$ 17.68	$ 16.36